SCHEDULE OF DERIVATIVE LIABILITIES AT FAIR VALUE (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Beginning balance	$ 403,892	$ 133,886	$ 133,886
Gain (loss) on extinguishment of debt, net	195,861	(11,319)	(871,032)	$ 54,565
Change in fair value included in statements of operations	19,706	(52,787)	(212,450)	(316,537)
Ending balance	167,878		403,892	133,886
Derivative [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Beginning balance	403,892	$ 133,886	133,886	423,209
Initial fair value of embedded conversion option derivative liability recorded as debt discount			222,500	150,000
Initial fair value of embedded conversion option derivative liability recorded as derivative expense			333,596	141,012
Gain (loss) on extinguishment of debt, net	(255,720)		(73,640)	(263,798)
Change in fair value included in statements of operations	19,706		(212,450)	(316,537)
Ending balance	$ 167,878		$ 403,892	$ 133,886